UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-198590
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 8	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-22994
Amendment No. 9	☑
(Check appropriate box or boxes.)
Jefferson National Life of New York Annuity Account 1

(Exact Name of Registrant)
Jefferson National Life Insurance Company of New York

(Name of Depositor)
10350 Ormsby Park Place, Louisville, Kentucky 40223

(Address of Depositor's Principal Executive Offices) (Zip Code)
(866) 667-0561

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
August 20, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on August 20, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Incorporation by Reference
The prospectuses, except as modified herein, and the Statement of Additional Information that were effective May 1, 2020, previously filed with the Commission under SEC file No. 333-198590, are hereby incorporated by reference and made a part of this registration statement.
14

Monument Advisor SelectSM NY
Individual Variable Annuity
Issued by
Jefferson National Life Insurance Company of New York
through its
Jefferson National Life of New York Annuity Account 1
The date of this prospectus is May 1, 2020, as amended August 20, 2020.
The contracts described in this prospectus are only available in the state of New York.
This prospectus describes the Monument Advisor SelectSM NY Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company of New York (Company, Jefferson National, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed in "Appendix A – More Information About the Investment Portfolios." You can put your money in any of the Sub-accounts; certain restrictions may apply. We impose a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. You can view, on our Website, the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio’s management fees and other expenses you will bear indirectly.
Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.
Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.
To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2020. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Website (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI’s Table of Contents is at the end of this prospectus.
For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:
•	Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
•	Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.
The Contracts:
•	are not bank deposits
•	are not federally insured
•	are not endorsed by any bank or government agency
•	are not guaranteed and may be subject to loss of principal
Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

You should only rely on information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, We may discontinue mailing paper copies of annual and semi-annual reports for Investment Options available under the Contract unless you specifically request that paper copies continue to be delivered. Instead, annual and semi-annual reports will be made available on our Website. We will notify you by mail each time a report is posted and will provide a Website link to access the report. Instructions for requesting paper copies will also be included in the notice.
If you have already signed up for electronic administration, you will not be affected by this change and no action is required. For more information on electronic administration, see "Electronic Administration of Your Contract."
You may elect to receive all future annual and semi-annual reports in paper free of charge. To do so, you should contact Us to inform Us that paper copies of annual and semi-annual reports should be delivered. Any election to receive annual and semi-annual reports in paper will apply to all Investment Options available under the Contract.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents (continued)

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.
Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For joint Annuitants all provisions are based on the age of the primary Annuitant.
Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."
Code: The Internal Revenue Code of 1986, as amended.
Company: Jefferson National Life Insurance Company of New York, also referred to as Jefferson National, We, Us, and Our.
Contract: The Monument Advisor SelectSM NY individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is 10 days from receipt, or 60 days if it is a Replacement Contract.
Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you.

Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Jefferson National Service Center: The customer service department of the Company (P.O. Box 36840, Louisville, KY 40233. Phone number: 1-866-667-0561).
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See "Expenses – Low Cost Fund Platform Fee" for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.
Maximum Maturity Date: The date on which the primary Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Net Contract Value: An amount equal to the Contract Value reduced by the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").
Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or an unaffiliated insurance company).
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.
Separate Account: Jefferson National Life of New York Annuity Account 1, which invests in the Investment Portfolios.
Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.
Website: www.nationwideadvisory.com, which is the website of Jefferson National Life Insurance Company of New York. You may obtain information about your Contract and request certain transactions through the Website.
Highlights
The variable annuity Contract that We are offering is a Contract between you (the Owner, You or you) and Us (We, we, Us, us, Our, our). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of the Separate Account. The Contract is intended to be used to accumulate money for retirement or other long-term Tax Deferral purposes.

The Contract charges no insurance fees other than the monthly Subscription Fee imposed during the Accumulation Period and Annuity Period. You do pay any applicable Low Cost Fund Platform Fees for certain Sub-account allocations, as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios’ advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios.
The Contract includes a death benefit which is described in detail under the heading "Death Benefit."
All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.
Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract.
You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amounts of the Annuity Payments are constant for the entire Annuity Period. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint annuitants, all provisions are based on the age of the primary annuitant.
Free Look
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or 60 days if it is a Replacement Contract) and We will cancel the Contract. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract. On the day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from the Contract via redemption of Accumulation Units, if applicable, such as Subscription Fees. The amount refunded will not include any underlying fund charges or Contract fees that were assessed daily as part of the Accumulation Unit value calculation during the free look period. See "The Company - Free Look" section for additional details.
Tax Penalty
In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits.
Document Delivery Requirements
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should consider electing and continue to receive documents electronically if you have regular and continuous Internet access. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available on our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses may also be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports of the Investment Portfolios on our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, We will provide copies of them upon request.
We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time.
We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days’ notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, We will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days’ notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee on amounts invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further information, see "Expenses – Low Cost Fund Platform Fee."
Inquiries
If you need more information, please go to www.nationwideadvisory.com or contact Us at:
Jefferson National Life Insurance Company of New York
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561
Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.
Owner Transaction Expenses
Contingent Deferred Sales Charge (as a percentage of Purchase Payments withdrawn)	None
Transfer Fee[1]	Current Charge: None	Maximum Charge: $25.00
[1]	All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply as further described under the heading "Transfers – Excessive Trading Limits" and "Transfers – Short Term Trading Risk."

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios’ fees and expenses.
Separate Account Annual Expenses Table
	Current Charge	Maximum Charge
Subscription Fee	$240.00 per Contract annually ($20.00 per month)	$240.00 per Contract annually ($20.00 per month)
Separate Account Annual Expenses (as a percentage of Contract Value invested in the Investment Portfolios) Mortality and Expense Risk Charge	0.00%	0.00%
Administrative Charge	0.00%	0.00%
Total Separate Account Annual Expenses	$240.00	$240.00
Optional Low Cost Fund Platform
The next item shows the fee that you will pay, in addition to the Subscription Fee, and Investment Portfolio operating expenses, on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. For further details, see "Expenses – Low Cost Fund Platform Fee."
	Minimum Annual Fee	Maximum Annual Fee
Low Cost Fund Platform Fee (as a percentage of the average daily Contract Value allocated to the Sub-account)	0.05%	0.25%
Investment Portfolio Operating Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the Investment Portfolios that you may pay periodically during the life of the contract. More detail concerning each underlying Investment Portfolio’s fees and expenses is contained in the prospectus for each Investment Portfolio.
	Minimum	Maximum
Total Investment Portfolio operating expenses
Expenses that are deducted from Investment Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses for the period ended December 31, 2019.
Current and future total operating expenses of the Investment Portfolios could be higher or lower than those shown in the table.	Gross: 0.11%	Gross: 9.20%
The minimum and maximum Investment Portfolio fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Investment Portfolios. Therefore, actual expenses could be lower. Refer to the Investment Portfolio prospectuses for specific expense information. Additionally, the minimum and maximum underlying mutual fund operating expenses indicated above do not reflect the assessment of the Low Cost Fund Platform Fee, which is assessed by Us on certain Sub-account allocations. The Low Cost Fund Platform Fee may increase the cost of investing in certain Investment Portfolios beyond the minimum and maximum Investment Portfolio operating expenses reflected in the above table.

Examples of Fees and Expenses
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Subscription Fee, and Investment Portfolio fees and expenses.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. The Example does not reflect the assessment of the Low Cost Fund Platform Fee, which, if reflected, would result in higher expenses. For a description of the Low Cost Fund Platform Fee, see "Expenses – Low Cost Fund Platform Fee." The Subscription Fee for every Contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the Subscription Fee, but converted it to an asset based charge based on the average contract size of Jefferson National Life Insurance Company of New York as of the previous December 31. This conversion causes the Subscription Fee in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:
Highest cost example using maximum charges:
(1)	Assuming Contract charges and gross maximum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$927.48	$2,665.19	$4,257.51	$7,679.57
(2)	Assuming Contract charges and gross minimum Investment Portfolio operating expenses:

1 year	3 years	5 years	10 years
$18.48	$58.16	$101.74	$230.46
Condensed Financial Information
Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.
The Company
Jefferson National Life Insurance Company of New York was organized in 2014.
We are principally engaged in the life insurance and annuity business in the state of New York. We are a stock company organized under the laws of the state of New York and are a direct subsidiary of Jefferson National Life Insurance Company and an indirect subsidiary of Jefferson National Financial Corp.
Jefferson Financial Corp is ultimately owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company, which are engaged in general insurance and reinsurance business, except life insurance.
The obligations under the Contracts are obligations of Jefferson National Life Insurance Company of New York.
The Monument Advisor Select NY Variable Annuity Contract
This prospectus describes The Monument Advisor Select NY Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.
You may only choose to receive Annuity Payments on a fixed basis. If you choose Annuity Payments, the amounts of the Annuity Payments are constant for the entire Annuity Period.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it, or 60 days if it is a Replacement Contract. Investment Portfolio operating expenses and any Contract fees that are assessed daily as part of the Accumulation Unit value calculation will have been deducted. On the Business Day We receive your request We will return your Contract Value plus any fees and other charges deducted via redemption of Accumulation Units. The amount will not include any underlying fund charges that may have been imposed. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract, or 60 days if it is a Replacement Contract.
Owner. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.
Beneficiary. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary. In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.
You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified

Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.
Telephone and Website Transactions. You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.
You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.
Risks Associated with COVID-19. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in market volatility and general economic uncertainty. To address disruptions in connection with the COVID-19 pandemic, Jefferson National has implemented business continuity plans so that it can continue to provide products and services to its customers. While these efforts have been successful to date, Jefferson National continues to be subject to certain risks that could negatively impact its operations, including system failures, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Separate Account invests. Additionally, prolonged current economic conditions and consumer behavior related to COVID-19 could affect the amount of sales and profitability of Jefferson National's businesses and could have a negative impact on its financial condition and operations.
While we are confident in our ability to manage the financial risks related to COVID-19, the extent and duration of the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Jefferson National's financial strength and claims-paying ability. There are many factors beyond Jefferson National's control that cannot be mitigated or foreseen that could have a negative impact on Jefferson National and the operation of the contract. Jefferson National continues to monitor the economic situation and its business operations closely.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000 without Our prior approval and will be subject to such terms and conditions as We may require.
Jefferson National reserves the right to refuse any Purchase Payment. Jefferson National does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See "Expenses – Low Cost Fund Platform Fee" for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
Investment Options
Investment Portfolios
The Contract offers various Sub-accounts, each of which invests exclusively in an Investment Portfolio listed in "Appendix A – More Information About the Investment Portfolios." During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives.
In the future, additional Investment Portfolios managed by certain investment advisory firms, brokerage firms, or their affiliates may be added. These additional Investment Portfolios may be offered exclusively to purchasing customers of the particular investment advisory firm or brokerage firm, or through other exclusive distribution arrangements.
You should read the summary prospectus or prospectus for any Investment Portfolio carefully before investing. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these summary prospectuses and prospectuses will not be sent to you in paper. They are, however, available on Our Website. See "Appendix A – More Information About the Investment Portfolios" which contains the investment objective for each Investment Portfolio.
The investment objectives and policies of certain Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisors. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisors cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisors.
A significant portion of the assets of certain Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio’s ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios’ prospectuses for more details on the risks associated with any specific Investment Portfolio.
Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.
Administrative, Marketing and Support Services Fees
Jefferson National and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Selection of Investment Portfolios
The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. If this occurs, you may remain invested in the Investment Portfolio, although you may be restricted from adding additional Purchase Payments or transferring additional Contract Value into such Investment Portfolio. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice.
Fixed Account
No fixed account is available during the Accumulation Period. See "Annuity Payments" for information on the Fixed Account during the Annuity phase of the Contract (these payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability).
Voting Rights
Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other Owners materials describing the matters to be voted on and we may send these materials to you in paper even if you have elected Electronic Administration. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own, including shares owned by us and our affiliates, and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of Contract Owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.
Substitution
It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any substitution is made. Once a substitution is approved, your investment in such Investment Portfolio will automatically be transferred into the new Investment Portfolio.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See "Expenses – Low Cost Fund Platform Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.
Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See "Appendix A – More Information About the Investment Portfolios" for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)	Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)	Your request for transfer must clearly state how much the transfer is for.
(3)	Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)	the requirement of a minimum time period between each transfer;
(b)	not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)	limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)	We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•	We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•	We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•	We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•	the requested transaction violates Our administrative rules designed to detect and prevent market timing.
The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.
We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.
There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see "Expenses – Low Cost Fund Platform Fee."
Example: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisor Fee Withdrawals
Jefferson National understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Jefferson National has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Jefferson National will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract. See "Taxes" for further information.
Expenses
There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:
Subscription Fee
We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the Contracts. On the last Business Day of the month, this fee is deducted from the money market Investment Portfolios you are invested in, pro rata, via a redemption of Accumulation Units. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata, via a redemption of Accumulation Units. We will deduct the Subscription Fee each month during the Accumulation Period. We also impose the applicable portion of the fee at death and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges a Low Cost Fund Platform Fee and one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-Accounts:
•	Nationwide Variable Insurance Trust – DFA NVIT Capital Appreciation (Class P)
•	Nationwide Variable Insurance Trust – DFA NVIT Moderate (Class P)
•	Nationwide Variable Insurance Trust – NVIT Government Money Market (Class Y)
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
Contract Maintenance Charge
We impose no other Contract maintenance charge.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee, up to 0.25% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the daily Contract Value allocated to the particular Sub-account(s). The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to "Appendix A: More Information About the Investment Portfolios" for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - Equity Income Portfolio
•	Vanguard Variable Insurance Fund - Equity Index Portfolio
•	Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•	Vanguard Variable Insurance Fund - Growth Portfolio
•	Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•	ProFunds - ProFund VP Small-Cap Growth
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
Investment Portfolio Operating Expenses
There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio operating expenses are included as part of Our calculation of the value of the Accumulation Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers. The advisory fees and other expenses, if any, which are more fully described in the Investment Portfolio prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.
Transfer Fee
We impose no transfer fee for transfers made during the Accumulation Period.

Income Taxes
Jefferson National may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.
Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)	the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)	is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)	is a factor representing any Contract charges that are deducted from the Sub-account, which will include any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.
Access To Your Money
You can have access to the money in your Contract:
(1)	by making a withdrawal (either a partial or a complete withdrawal);
(2)	by electing to receive Annuity Payments; or
(3)	when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.

When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.
Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the "Suspension of Payments or Transfers" provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)	trading on the New York Stock Exchange is restricted;
(3)	an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)	during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.
Death Benefit
Upon Your Death During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.

Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
Death Benefit Amount During the Accumulation Period
The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee, at the time we receive due proof of death and a payment election.
Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•	continue the Contract in his or her own name at the then current Death Benefit Amount;
•	elect a lump sum payment of the Death Benefit Amount; or
•	apply the Death Benefit Amount to an Annuity Option.
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should first consult a qualified tax advisor.
Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least thirteen (13) months after the Contract issue date, but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. For a Contract held as an IRA, once you attain age 70½ (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Jefferson National’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
Annuity Payment Amount
On the Annuity Date, the Contract Value, less the Subscription Fee, will be applied under the Annuity Option you selected.
Annuity Payments are made monthly unless you have less than $2,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $20 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $20.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.
Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.

OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Jefferson National has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
For Contract Owners who reach age 70½ prior to January 1, 2020, distributions from an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from an IRA, SEP IRA, or Simple IRA must begin. For Contract Owners who attain age 72 on or after January 1, 2020, distributions must begin no later than April 1 of the calendar year in which the Contract Owner turns age 72. Distributions may be paid in a lump sum or in payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner’s lifetime; therefore, the required beginning date is not applicable to Roth IRAs.
If the Owner dies on or before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or SIMPLE IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.
The SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. If the Contract Owner dies on or after January 1, 2020 and the individual Beneficiary is not an eligible designated beneficiary as defined under the Code, then the entire interest in the Contract must be distributed by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should consult a qualified tax advisor.
If the Contract Owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), then the entire balance of the Contract must be distributed by December 31 of the tenth year following the Contract Owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), the entire balance of the Contract will be distributed by December 31 of the tenth year following the Contract Owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the Contracts.
For Individual Retirement Annuities, SEP IRAs and SIMPLE IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or SIMPLE IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or SIMPLE IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Other rules may apply to Qualified Contracts.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also, a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.

Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. For information on the tax consequences of Advisor Fee withdrawals, please see "Taxation of Non-Qualified Contracts – Advisor Fees." In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of an Owner;
•	attributable to the taxpayer’s becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59 ½ if all of the following requirements are met:
•	the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•	the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•	the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
•	the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•	the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•	while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•	the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•	the Investment Advisor will not receive a commission for the sale of the Contract.

It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•	The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•	The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.
The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner’s right to allocate Purchase Payments and transfer funds among the available Sub-accounts, all investment decisions concerning the Sub-accounts will be made by Us or an advisor in its sole and absolute discretion.
Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.
At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, and certain deferred compensation plans under Code Section 457.
CARES Act. The CARES Act was enacted on March 27, 2020. The CARES Act made numerous changes to the Internal Revenue Code effective January 1, 2020, including the following:
•	Waiving the 2020 minimum distribution requirement (RMD) from defined contribution plans and IRAs, including the 2019 RMD taken in 2020 for those individuals turning 70½ in 2019.
•	Relief for coronavirus-related distributions and loans from qualified plans and IRAs, which includes an exception from the 10% penalty for early distribution and an exemption from the 20% mandatory withholding requirement.
Along with the passage of the CARES Act, the IRS extended the deadline to make a 2019 IRA or Roth IRA contribution to July 15, 2020 in order to coincide with the extended deadline for filing an individual’s income tax return.
Required Minimum Distributions
Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70½ (age 72 for those employees who turn age 72 on or after January 1, 2020) or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)	the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Legal Proceedings
Jefferson National Life Insurance Company of New York ("the Company")
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquires, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Jefferson National Securities Corporation ("JNSC")
The general distributor, JNSC, is not engaged in any litigation that is likely to have a material adverse effect on its ability to perform its contract with the Variable Account.
Abandoned Property Requirements
Every state has unclaimed property laws that generally declare non-qualified annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
The Separate Account
We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life of New York Annuity Account 1 serves the variable annuity portion of the Contract. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under New York Insurance law on June 20, 2014. Jefferson National Life of New York Annuity Account 1 is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life of New York Annuity Account 1 is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the New York Department of Financial Services. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•	create new Separate Accounts;
•	combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•	transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

•	transfer the Separate Account to another insurance company;
•	add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•	make the Sub-accounts available under other policies we issue;
•	add new Investment Portfolios or remove existing Investment Portfolios;
•	substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•	deregister the Separate Account under the Investment Company Act of 1940; and
•	operate the Separate Account under the direction of a committee or in another form.
Distributor
Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. See the Statement of Additional Information for more information.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Financial Statements
Our financial statements and schedules have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

APPENDIX A: More Information About the Investment Portfolios
This appendix contains information about the Investment Portfolios in which the Sub-Accounts invest. The Investment Portfolios in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each Investment Portfolio for more detailed information. Underlying prospectuses for the Investment Portfolios are available online or through your Secure Online Account and by contacting the Jefferson National Service Center.

Designations Key:
EC:	The Investment Portfolio imposes an early cut-off time for transfer requests (see Transfers – Early Cut-off Times).
FF:	The Investment Portfolio primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an Investment Portfolio that does not invest in other mutual funds. Refer to the prospectus for this Investment Portfolio for more information.
LCFF:	Nationwide assesses a Low Cost Fund Fee on allocations to this Sub-Account because the Investment Portfolio does not provide the Company with sufficient revenue (see Expenses - Low Cost Fund Platform Fee). The revenue (12b-1 fees) compensates the Company for promoting, marketing, and administering the contract and the Investment Portfolios.
VOL:	The Investment Portfolio uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of Investment Portfolio may result in foregone investment gains that could otherwise be realized by investing in riskier Investment Portfolios.
Advisors Preferred Trust - Gold Bullion Strategy Portfolio
Investment Advisor:	Advisors Preferred, LLC
Sub-advisor:	Flexible Plan Investments, Ltd.
Investment Objective:	The Fund seeks returns that reflect the performance of the price of Gold bullion.
Designation: EC: 3:30 PM EST
Alger Capital Appreciation Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation
Alger Large Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Alger Mid Cap Growth Portfolio: Class I-2 Shares
Investment Advisor:	Fred Alger Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Global Thematic Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Growth Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	The Portfolio seeks to provide investors with capital appreciation.
ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation and some current income.
ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and preservation of capital.
ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Capital appreciation.
ALPS Variable Investment Trust - Morningstar Income and Growth ETF Asset Allocation Portfolio: Class II
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Morningstar Investment Management LLC
Investment Objective:	Current income and capital appreciation
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (formerly, American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I)
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Large Company Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 (formerly, American Funds Insurance Series® - Mortgage Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide current income and preservation of capital.
American Funds Insurance Series® - Asset Allocation Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Insurance Series® - Blue Chip Income and Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® - Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.
American Funds Insurance Series® - Capital World Bond Fund: Class 4 (formerly, American Funds Insurance Series® - Global Bond Fund: Class 4)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds Insurance Series® - Global Growth & Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital while providing current income.
American Funds Insurance Series® - Global Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - Growth Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide growth of capital.

American Funds Insurance Series® - Growth-Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to achieve long-term growth of capital and income.
American Funds Insurance Series® - High-Income Bond Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s primary investment objective is to provide a high level of current income. Its secondary investment objective is capital appreciation.
American Funds Insurance Series® - International Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - International Growth & Income Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide long-term growth of capital while providing current income.
American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
Designation: FF, VOL
American Funds Insurance Series® - Managed Risk Blue Chip Income and Growth Fund: Class P2
Investment Advisor:	Capital Research and Management Company
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The fund’s investment objectives are to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.
American Funds Insurance Series® - New World Fund®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
American Funds Insurance Series® - U.S. Government/AAA-Rated Securities Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide a high level of current income consistent with preservation of capital.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return.

BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek long-term capital appreciation.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek long-term capital growth.
BlackRock Variable Series Funds, Inc. - BlackRock U.S. Government Bond V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek to maximize total return, consistent with income generation and prudent investment management.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
Designation: LCFF
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
Calvert Variable Products, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Investment Advisor:	Calvert Research and Management
Investment Objective:	Provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.
Columbia Funds Variable Insurance Trust - Columbia VP Select Smaller-Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.
Columbia Funds Variable Insurance Trust - Columbia VP Strategic Income Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks total return, consisting of current income and capital appreciation.
Columbia Funds Variable Series Trust II - Columbia VP Select Large-Cap Value Fund: Class 1
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term growth of capital.

Columbia Funds Variable Series Trust II - Columbia VP Seligman Global Technology Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	Seeks to provide shareholders with long-term capital appreciation.
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: LCFF, FF
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF, FF
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
Designation: LCFF

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated High Income Bond Fund II: Primary Shares)
Investment Advisor:	Federated Investment Management Company
Investment Objective:	High current income.
Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares (formerly, Federated Insurance Series - Federated Kaufmann Fund II: Service Shares)
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Global Investment Management Corp.
Investment Objective:	Capital appreciation.
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares)
Investment Advisor:	Federated Equity Management Company of Pennsylvania
Sub-advisor:	Federated Investment Management Company, Federated Advisory Services Company, Fed Global
Investment Objective:	To achieve high current income and moderate capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2
Investment Advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks to provide capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FIL Investment Advisors (UK) Limited (FIA(UK)), and other investment advisers serve as sub-advisers for the fund
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
First Eagle Variable Funds - Overseas Variable Fund
Investment Advisor:	First Eagle Investment Management, LLC
Investment Objective:	The fund seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.
Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2
Investment Advisor:	Franklin Templeton Institutional, LLC
Investment Objective:	Seeks high total return.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation, with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Seeks long-term capital appreciation, with preservation of capital as an important consideration.
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high level of current income, with capital appreciation over the long term as a secondary goal.
Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks income.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Global Managed Futures Strategy Fund (the "Fund") seeks to generate positive total returns over time.
Guggenheim Variable Funds - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of current income and capital appreciation.
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.

Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Comstock Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Diversified Dividend Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide reasonable current income and long-term growth of income and capital.
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Both capital appreciation and current income
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. Government Money Market Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To provide current income consistent with preservation of capital and liquidity.
Invesco - Invesco V.I. Government Securities Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's objective is total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
Invesco - Invesco V.I. Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Canada Ltd.
Investment Objective:	Total return, comprised of current income and capital appreciation.

Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Technology Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. Global Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Total Return Bond Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks total return.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - High Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.

Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares (formerly, Janus Henderson VIT Balanced Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (formerly, Janus Henderson VIT Enterprise Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares (formerly, Janus Henderson VIT Forty Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares (formerly, Janus Henderson VIT Global Research Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares (formerly, Janus Henderson VIT Mid Cap Value Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Seeks capital appreciation.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares (formerly, Janus Henderson VIT Overseas Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares (formerly, Janus Henderson VIT Research Portfolio: Institutional Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Seeks long-term growth of capital.
Janus Aspen Series - Janus Henderson U.S. Low Volatility Portfolio: Service Shares (formerly, Janus Henderson U.S. Low Volatility Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Intech Investment Management LLC
Investment Objective:	Seeks capital appreciation.
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV
Investment Advisor:	John Hancock Variable Trust Advisers, LLC
Sub-advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek long-term capital appreciation
Designation: LCFF
JPMorgan Insurance Trust - JPMorgan Insurance Trust Global Allocation Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize long-term total return.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Income Builder Portfolio: Class 2
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks total return.
Lazard Retirement Series, Inc. - Lazard Retirement International Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	The Portfolio seeks long-term capital appreciation.
Lazard Retirement Series, Inc. - Lazard Retirement US Small-Mid Cap Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Seeks long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	Seeks dividend income, growth of dividend income and long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.

Legg Mason Partners Variable Equity Trust - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	QS Investors, LLC and Western Asset Management Company
Investment Objective:	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective.
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC (formerly, Lord Abbett Series Fund, Inc. - Calibrated Dividend Growth Portfolio: Class VC)
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Current income and capital appreciation.
Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Long-term growth of capital and income without excessive fluctuations in market value.
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
MFS® Variable Insurance Trust - MFS Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Mutual Fund and Variable Insurance Trust - Rational Trend Aggregation VA Fund
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	To seek total return on investment, with dividend income as an important component of that return.
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LCFF

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: LCFF, FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LCFF, FF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LCFF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LCFF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LCFF
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Northern Lights Variable Trust - 7Twelve Balanced Portfolio: Class 3
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.

Northern Lights Variable Trust - Power Dividend Index VIT Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The primary investment objective is total return from income and capital appreciation. Capital Preservation is a secondary objective of the Fund.
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Northern Lights Variable Trust - Power Momentum Index VIT Fund: Class 1
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	Capital growth and income.
Northern Lights Variable Trust - Probabilities VIT Fund: Class 1
Investment Advisor:	Probabilities Fund Management, LLC
Investment Objective:	Capital appreciation.
Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks income and capital appreciation.
Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to preserve capital and provide moderate income and moderate capital appreciation.
Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation.
Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks to provide income and capital appreciation with less volatility than the fixed income and equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole.

Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Capital Appreciation.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of its benchmark.
PIMCO Variable Insurance Trust - Global Managed Allocation Portfolio: Administrative Class (formerly, PIMCO Variable Insurance Trust - Global Multi-Asset Managed Allocation Portfolio: Administrative Class)
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Short Term Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer Bond VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	The portfolio seeks current income and total return.
Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Reasonable income and capital growth.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Pioneer Variable Contracts Trust - Pioneer Strategic Income VCT Portfolio: Class II
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	A high level of current income.
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.
Designation: EC: 2:55 PM EST

ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P/BNY Mellon Emerging 50 ADR Index (USD).
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Large-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Mid-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400® Value Index.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Pharmaceuticals Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Growth
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Growth Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Small-Cap Value
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index.
Designation: EC: 3:55 PM EST

ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Telecommunications Index.
Designation: EC: 3:55 PM EST
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: EC: 3:55 PM EST
Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT High Yield Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam Variable Trust - Putnam VT Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks high current income consistent with what Putnam Investment Management, LLC believes to be prudent risk.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	High current income with preservation of capital as its secondary objective.
Putnam Variable Trust - Putnam VT Multi-Asset Absolute Return Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks positive total return.
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Long-term capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: EC: 3:50 PM EST

Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: EC: 3:50 PM EST
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: EC: 3:50 PM EST

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
The Timothy Plan - Conservative Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate moderate levels of long-term capital growth.
The Timothy Plan - Strategic Growth Portfolio Variable Series
Investment Advisor:	Timothy Partners, Ltd.
Investment Objective:	The investment objective of the Portfolio is to generate medium to high levels of long-term capital growth.
Third Avenue Variable Series Trust - FFI Strategies Portfolio (formerly, Third Avenue Variable Series Trust - Third Avenue Value Portfolio)
Investment Advisor:	Third Avenue Management LLC
Investment Objective:	Long-term capital appreciation.
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I
Investment Advisor:	Redwood Investment Management, LLC
Investment Objective:	Seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (formerly, VanEck VIP Trust - VanEck VIP Unconstrained Emerging Markets Bond Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks high total return - income plus capital appreciation - by investing globally, primarily in a variety of debt securities.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.

VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	The Portfolio seeks to provide current income and low to moderate capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Income Portfolio
Investment Advisor:	Wellington Management Company, LLP; Vanguard Quantitative Equity Group
Investment Objective:	Seeks to provide an above average level of current income and reasonable long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Equity Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Growth Portfolio
Investment Advisor:	Jackson Square Partners, LLC; Wellington Management Company LLP
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Vanguard Variable Insurance Fund High Yield Bond Portfolio seeks to provide a high level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LCFF, EC: 2:30 PM EST

Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	The Portfolio seeks to provide capital appreciation and a low to moderate level of current income.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Designation: LCFF, EC: 2:30 PM EST
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Investment Advisor:	The Vanguard Group, Inc.
Investment Objective:	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.
Designation: LCFF, EC: 2:30 PM EST
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Newfleet Asset Management, LLC
Investment Objective:	Long-term total return.
Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Sustainable Growth Advisers, LP
Investment Objective:	High total return consistent with reasonable risk.

Wells Fargo Variable Trust - VT Discovery Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

APPENDIX B: Condensed Financial Information
This annuity contract was not available for sale as of December 31, 2019. Therefore, no Condensed Financial Information is available.

Jefferson National Life Insurance Company of New York
P.O. Box 36840
Louisville, Kentucky 40233
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
General Information Regarding Jefferson National Life Insurance Company of New York
Jefferson National Life of New York Annuity Account 1
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements
Custodian

(cut along dotted line)
If you would like a free copy of the Statement of Additional Information (Form # JNLNY-MNTADV-SAI-1-0520) dated May 1, 2020 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.nationwideadvisory.com:
Jefferson National Life Insurance Company of New York Administrative Office P.O. Box 36840 Louisville, Kentucky 40233
Please send me a free copy of the Statement of Additional Information for the Jefferson National Life of New York Annuity Account 1 (Monument Advisor Select NY) variable annuity at the following address:
Name:
Mailing Address:
Sincerely,

(Signature)
© 2020, Jefferson National Life Insurance Company of New York	JNLNY-MNTADV-PROS-05-20

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(A)	Financial Statements
(1)	Jefferson National Life of New York Annuity Account 1:
The financial statements of Jefferson National Life Annuity Account G at December 31, 2019 and for each of the two years ended December 31, 2019, and 2018.
(2)	Jefferson National Life Insurance Company of New York:
The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2019 and 2018, and for the three years ended December 31, 2019, 2018, and 2017.
(B)	Exhibits
(1)	Resolutions of the Board of Directors
(a)	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account – Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution Contracts.
(a)	Distribution Agreement.
(i)	Distribution Agreement dated April 1, 2015 between Jefferson National Life Insurance Company of New York and Jefferson National Securities Corporation – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.
(4)	Variable Annuity Contracts.
(a)	Form of Policy Form - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
(b)	Form of IRA Endorsement - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
(c)	Form of Roth IRA Endorsement - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
(5)	Applications.
(a)	Form of Annuity Application - Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(6)	Certificates of Incorporation.
(a)	Certified Declaration of Intention and Charter of Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.
1

b)	Amended and Restated By-Laws of Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 5 on April 29, 2019 (333-198590) and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Participation Agreements.
(a)	Form of Amendment dated January 1, 2015 to Participation Agreement among The Alger American Fund, Fred Alger & and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(b)	Form of Amendment dated January 1, 2015 to Participation Agreement dated January 1, 2015 by and among Jefferson National Securities Corporation, Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(c)	Form of Amendment dated November 10, 2014 to Participation Agreement dated May 1, 2008 by and among Jefferson National Life Insurance Company, ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc. And ALPS Advisors, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(d)	Form of Amendment dated October 1, 2014 to Participation Agreement dated November 15, 1997 by and between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and American Century Investment Services, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(e)	Form of Amendment dated December 2, 2014 to Participation Agreement dated November 13, 2013 between Jefferson National Life Insurance Company, American Funds Distributors, American Funds Services Company and American Funds Insurance series – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(f)	Form of Participation Agreement dated Dec 17, 2014 by and among Blackrock Variable Series Funds, Blackrock Investments, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(g)
(i)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Participation Agreement dated May 1, 2014 between Jefferson National Life Insurance Company, Calvert Variable Series, Inc., Calvert Variable Products, Inc. and Calvert Investment Distributors, Inc – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
2

(h)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2000 between Jefferson National Life Insurance Company, Columbia Funds Variable Series Trust, and Columbia Management Investment Advisers – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(i)	Form of Amendment dated December 9, 2014 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company, Credit Suisse Trust, and Credit Suisse Asset Management Securities Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(j)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2005 among The Direxion Insurance Trust, Rafferty Asset Management, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(k)	Form of Amendment dated November 20, 2014 to Participation Agreement dated August 27, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, DFA Investment Dimensions Group, Inc., and DFA Securities LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(l)	Form of Participation Agreement dated January 12, 2015 between Jefferson National Life Insurance Company of New York and the Dreyfus Corporation – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(m)	Form of Participation Agreement dated December 1, 2014 by and between Eaton Vance Variable Trust, Eaton Vance Distributors, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(n)	Form of Participation Agreement dated February 1, 2015 among Federated Insurance Series, Federated Securities Corp, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(o)	Form of Participation Agreement dated November 10, 2014 among Variable Insurance Products Funds, Fidelity Distributors Corporation and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(p)	Form of Participation Agreement dated January 1, 2015 by and among Jefferson National Life Insurance Company of New York, First Eagle Variable Funds, and FEP Distributors, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(q)	Form of Participation Agreement dated January 1, 2015 among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
3

(r)	Form of Amendment dated December 2014 to Participation Agreement dated November 13, 2013 by and between Goldman Sachs Variable Insurance Trust, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(s)	Form of Participation Agreement dated January 1, 2015 by and among Invesco Variable Insurance Funds, Invesco Distributors, Inc., Jefferson National Life Insurance Company, Jefferson National Life Insurance Company NY, and Jefferson National Securities Corporation – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(t)
(i)	Form of Participation Agreement dated December 2014 by and between Jefferson National Life Insurance Company of New York, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Amendment dated October 1, 2016 to Participation Agreement dated October 5, 2009 among Ivy Funds Variable Insurance Portfolios, Inc. and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(u)	Form of Amendment dated January 1, 2015 to Participation Agreement dated February 1, 2001 between Janus Aspen Series, Janus Distributors, Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(v)	Form of Participation Agreement dated January 1, 2014 by and among Jefferson National Life Insurance Company of New York, Lazard Asset Management Securities, and Lazard Retirement Series – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(w)
(i)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2004 by and among Legg Mason Investor Services, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Amendment dated March 15, 2016 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York and Legg Mason Investor Services, LLC – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(x)	Form of Participation Agreement dated December 1, 2014 by and between Lord Abbett Series Fund, Lord Abbett Distributor, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
4

(y)	Form of Amendment dated December 1, 2014 among The Merger Fund VL, Westchester Capital Management, Inc. and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(z)
(i)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2007 among Jefferson National Life Insurance Company, Nationwide Variable Trust, and Nationwide Fund Distributors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Participation Agreement between Nationwide Variable Insurance Trust, Nationwide Fund Distributors LLC, Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York dated May 1, 2017 – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(aa)	Form of Amendment dated January 1, 2015 to Participation Agreement dated April 30, 1997 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management LLC, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(bb)
(i)	Form of Amendment dated December 2014 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Amendment dated September 30, 2015 to Participation Agreement dated July 1, 2007 between Northern Lights Variable Trust and Jefferson National Life Insurance Company – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(cc)	Form of Amendment dated December 5, 2014 to Participation Agreement dated November 16, 2011 by and among Oppenheimer Variable Account Funds, Oppenheimer Funds, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(dd)	Form of Amendment dated January 1, 2015 to Participation Agreement by and among Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York, Pacific Investment Management Company, PIMCO Variable Insurance Trust and PIMCO Investments – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ee)	Form of Amendment dated December 2014 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
5

(ff)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2010 among Jefferson National Life Insurance Company, Profunds, Access One Trust, and Profund Advisors – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(gg)	Form of Amendment dated November 10, 2014 to Participation Agreement dated November 12, 2010 by and among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Putnam Retail Management Limited Partnership and Putnam Variable Trust. – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(hh)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 by and among Jefferson National Life Insurance Company, Royce Capital Fund, and Royce & Associates, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ii)	Form of Amendment dated November 18, 2014 to Participation Agreement dated July 27, 2011 among Rydex Variable Trust, SBL Fund, Rydex Distributors, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(jj)	Form of Amendment dated November 2014 to Participation Agreement dated November 1, 2013 by and among SEI Insurance Products Trust, SEI Investments Distribution Co., and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(kk))	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2006 by and among Jefferson National Life Insurance Company and T. Rowe Price Investment Services – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(ll)	Form of Amendment dated January 1, 2015 to Participation Agreement dated May 1, 2003 among Third Avenue Management LLC and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(mm)	Form of Amendment dated January 1, 2015 to Participation Agreement dated September 2010 among Timothy Plan, Timothy Partners, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(nn)	Form of Amendment dated January 1, 2015 to Participation Agreement dated February 29, 2000 among Van Eck VIP Trust, Van Eck Associates, and Jefferson National Life Insurance Company – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(oo)	Form of Participation Agreement dated February 2015 among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
6

(pp)	Form of Participation Agreement dated January 1, 2015 among Jefferson National Life Insurance Company of New York, Virtus Variable Insurance Trust and VP Distributors, LLC – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(qq)	Form of Participation Agreement dated January 1, 2015 among Wells Fargo Variable Trust, and Jefferson National Life Insurance Company of New York – Filed previously with Pre-Effective Amendment No. 1 on April 9, 2015 (333-198590) and hereby incorporated by reference.
(rr)	Form of Participation Agreement dated June 1, 2015 among Jefferson National Life Insurance Company of New York, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(ss)	Form of Participation Agreement dated December 11, 2015 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Columbia Funds Variable Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(tt)	Form of Participation Agreement dated September 30, 2015 between Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, John Hancock Variable Insurance Trust, and John Hancock Distributors, LLC – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(uu)	Form of Participation Agreement dated October 1, 2015 among Jefferson National Life Insurance Company of New York, JPMorgan Insurance Trust, J. P. Morgan Investment Management Inc., and JPMorgan Funds Management – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(vv)	Form of Participation Agreement dated July 1, 2015 among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Jefferson National Life Insurance Company of New York, and MFS Fund Distributors, Inc. – Filed previously with Post-Effective Amendment No. 2 on April 25, 2016 (333-198590) and hereby incorporated by reference.
(ww)	Form of Participation Agreement dated October 31, 2016 between Northern Lights Fund Trust IV and Jefferson National Life Insurance Company of New York – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(xx)	Form of Participation Agreement dated May 1, 2017 among Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Mainstay VP Funds Trust, and New York Life Investment Management LLC – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(9)	Opinion and Consent of Counsel – Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto
7

(11)	Not Applicable.
(12)	Not Applicable.
(13)	Power of Attorney – Attached hereto
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215, unless otherwise noted.
President and Director	Craig A. Hawley (1)
Senior Vice President and Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President and Secretary	Denise L. Skingle
Vice President – Head of Taxation	Pamela A. Biesecker
Vice President – Annuities Marketing	Robert C. Borgert
Vice President and Assistant Treasurer	Timothy J. Dwyer
Vice President – Integrated Relationship Strategies	Rondal L. Ransom
Associate Vice President and Treasurer and Director	Joseph F. Vap (1)
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Secretary	Kathy R. Richards
Associate Vice President and Assistant Treasurer	David A. Connor
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President – Business Strategy – Nationwide Advisory Solutions	James K. Cameron (1)
Associate Vice President – Business Solutions Area – Nationwide Advisory Solutions	Jeffrey S. Chandler (1)
Associate Vice President – Business Development – Nationwide Advisory Solutions	Ann M. Raible (1)
Associate Vice President – Sales – Nationwide Advisory Solutions	Kevin P. Sullivan (1)
Assistant Secretary	Keith W. Hinze
Director	John L. Carter
Director	Eric S. Henderson
Director	John S. Lopes
Director	Timothy G. Frommeyer

(1) The business address of these Directors and Officers of the Depositor is: 10350 Ormsby Park Place, Louisville, Kentucky 40223.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
8

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
9

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 29, 2020, was 18 and 455 respectively.
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Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Jefferson National Securities Corporation ("JNSC")
a)	Jefferson National Securities Corporation serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Jefferson National Life Annuity Account C	Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account E	Jefferson National Life of New York Annuity Account 1
Jefferson National Life Annuity Account F
b)	Directors and Officers of JNSC:
JNSC's principal business address is 10350 Ormsby Park Place Louisville, KY 40223, except as indicated.
President and Director	Craig A. Hawley
Senior Vice President - Head of Taxation	Pamela A. Biesecker*
Vice President - Tax	Daniel P. Eppley*
Associate Vice President and Secretary	Kathy R. Richards*
Associate Vice President and Treasurer and Director	Joseph F. Vap
Associate Vice President and Assistant Secretary	Mark E. Hartman*
Associate Vice President and Assistant Treasurer	David E. Connor*
Associate Vice President and Assistant Treasurer	Hope C. Hacker*
Associate Vice President - Finance Controllership	Ewan T. Roswell*
*	The principal business address for these designated individuals is One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jefferson National Securities Corporation	$0	$0	$0	$0
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
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Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Jefferson National Life Insurance Company of New York represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Jefferson National Life Insurance Company of New York.
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SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on August 20, 2020.
Jefferson National Life of New York Annuity Account 1
(Registrant)
Jefferson National Life Insurance Company of New York
(Depositor)
By: /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on August 20, 2020.
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Director
JOHN L. CARTER
John L. Carter, Director
ERIC S. HENDERSON
Eric S. Henderson, Director
CRAIG A. HAWLEY
Craig A. Hawley, Director
JOSEPH F. VAP
Joseph F. Vap, Director
STEVEN A. GINNAN
Steven A. Ginnan, Director
JOHN S. LOPES
John S. Lopes, Director
By /s/ Craig A. Hawley
Craig A. Hawley Attorney-in-Fact
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